Net Income and Other Comprehensive Income (Loss) - Other Income (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Analysis Of Income And Expense [Abstract]
Dividend income	$ 328	$ 11	$ 391	$ 218
Rental income	61		41	38
Income from Piping Fund	0		202	202
Others	447		438	192
Other income	$ 836	$ 28	$ 1,072	$ 650